Acquisitions	12 Months Ended
Jun. 30, 2019
Business Combinations1 [Abstract]
Acquisitions
Acquisitions

i)
On May 17, 2019, the Company acquired 100% of the outstanding shares of an entity that provides international strategic expertise on licensing programs, partnering with entertainment and design brands, for cash consideration of EUR€2,039 (CAD$3,066).

This acquisition was accounted for using the purchase method and as such, the results of operations reflect revenue and expenses since the acquisition date of May 17, 2019.
The final purchase price was allocated to the assets acquired and liabilities assumed based on their estimated fair values as follows:

$
Assets
Cash	370
Amounts receivable	468
Prepaid expenses and deposits	32
Property and equipment	26
Intangible assets	3,918
Total identifiable net assets at fair value	4,814

Accounts payable and accrued liabilities	844
Deferred income tax liabilities	904
1,748

Purchase consideration transferred	3,066

ii) On September 15, 2017, the Company acquired 51% of the outstanding shares of Egg Head Studios LLC ("Ellie Sparkles"), which owns and produces proprietary kids and family content and operates a kids and family focused YouTube channel, for consideration as follows:

•	Cash consideration US$3,570 (CAD$4,350) paid at closing, subject to a customary working capital adjustment; and

•
Two performance based earn-outs, each in the amount of up to US$1,000 (CAD$1,218) which, subject to achieving performance based targets, may become payable on the first and second anniversaries of closing. It was determined that $nil would be payable in relation to the second anniversary performance based target.

The acquisition of Ellie Sparkles was accounted for using the purchase method and as such, the results of operations reflect revenue and expenses of Ellie Sparkles since September 15, 2017.
The final purchase price has been allocated to the assets acquired and liabilities assumed based on their estimated fair values as follows:

$
Assets
Cash	122
Acquired and library content	8,406
Total identifiable net assets at fair value	8,528

Non-controlling interest	4,178
Purchase consideration transferred	4,350